Significant Accounting Policies (Standarded Warranty and Extended Warranty Tables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in standard warranty liability
Beginning Balance	$ 394	$ 407
Current period accruals	346	394
Accrual adjustments to reflect actual experience	22	(15)
Charges incurred	(387)	(392)
Ending Balance	376	394
Deferred revenue:
Deferred income, current portion	12,557	11,952
Deferred income, noncurrent portion	4,108	4,491
Extended Warranty [Member]
Movement in Deferred Revenue [Roll Forward]
Beginning balance, aggregate deferred revenue	606	636
Revenue deferred for new extended warranty contracts	305	268
Amortization of deferred revenue	(324)	(301)
Other	(8)	4
Ending balance, aggregate deferred revenue	579	606
Deferred revenue:
Deferred income, current portion	284	289
Deferred income, noncurrent portion	$ 295	$ 317